LOANS (Details Narrative)									1 Months Ended				2 Months Ended			3 Months Ended						9 Months Ended		12 Months Ended
	Feb. 05, 2025 USD ($) $ / shares shares	Dec. 03, 2024 USD ($)	Aug. 01, 2024 USD ($)	Jul. 05, 2023 USD ($) $ / shares shares	Nov. 03, 2022 USD ($)	Nov. 03, 2022 USD ($)	Aug. 16, 2022 USD ($) $ / shares	Oct. 03, 2019 USD ($)	Jan. 31, 2025 USD ($)	Jan. 31, 2025 AUD ($)	Jun. 30, 2024 USD ($) $ / shares	Jul. 31, 2023 USD ($)	Mar. 05, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($)	Jan. 31, 2025 AUD ($)	Dec. 31, 2024 AUD ($)	Dec. 03, 2024 AUD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 AUD ($)	Aug. 01, 2024 AUD ($)	Jun. 30, 2024 AUD ($)	May 31, 2024 USD ($)	Apr. 02, 2024 AUD ($)	Feb. 28, 2024 AUD ($)	Nov. 30, 2023 AUD ($)	Jul. 05, 2023 AUD ($)	Jun. 30, 2022 USD ($)	Nov. 30, 2020 USD ($)
Debt instrument face amount											$ 130,800					$ 54,850						$ 54,850		$ 130,800	$ 168,200				$ 57,639	$ 85,000			$ 71,629			$ 71,629
Debt instrument interest rate stated percentage				10.00%																																	10.00%
Debt instrument strike price																						4.99%		4.99%
Issue of warrants | shares													51,000
Settlement of convertible debt																						$ 8,000	$ 142,909	$ 142,909
Interest payable current and non current											8,700					4,365						4,365		8,700	16,632
Amortization of debt discounts																						193,283	246,612	294,005	202,952
Debt remaining											313,550					399,235						399,235		313,550	338,362
Remaining debt discount											38,854					75,056						75,056		38,854	38,994
Gain on extinguishment of debt																(809,954)			$ (6,781)			(840,032)	27,318	54,565	25,969
Conversion price per share | $ / shares													$ 8.58
Value of shares of common stock in exchange of loans																18,205	$ 58,279	$ 99,891	$ 195,090	$ 92,057	$ 229,190			773,548	1,387,723
Debt instrument fair value													$ 437,500			437,500						437,500
Loss on extinguishment debt conversion											209,233					91,169						91,169		209,233	369,602
Crown Bridge Partners, LLC [Member]
Debt instrument face amount											$ 65,280					$ 65,280						$ 65,280		$ 65,280
Debt instrument interest rate stated percentage											15.00%					15.00%						15.00%		15.00%								15.00%
Interest payable current and non current											$ 45,541					$ 52,918						$ 52,918		$ 45,541
Warrant [Member]
Fair value adjustment of warrants							$ 2,408
Stock valuation price per share | $ / shares							$ 156,000				$ 7,140													$ 7,140
Warrant exercise price | $ / shares							$ 600,000																	$ 600
Warrant [Member] | Measurement Input, Expected Term [Member]
Maturity term							3 years
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Measurement input							3.19				4.59													4.59								4.59
Warrant [Member] | Measurement Input, Price Volatility [Member]
Measurement input							236				268													268								268
Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Measurement input							0				0													0								0
Loan Agreement [Member]
Debt instrument face amount		$ 113,485	$ 98,060								$ 79,811			$ 9,731			$ 9,731							$ 79,811			$ 15,000	$ 175,000			$ 150,000	$ 120,000
Maturity date		Feb. 28, 2024	Nov. 01, 2024
Debt instrument loan bears interest rate		12.00%	12.00%
Debt instrument interest rate stated percentage		18.00%	18.00%								12.00%													12.00%				18.00%			18.00%	12.00%
Debt instrument strike price			35.00%
Loans payable											$ 145,091					65,280						65,280		$ 145,091	65,280									$ 105,000	$ 70,000
Interest payable current and non current											665					0						0		665
Debt remaining											$ 79,811					0						0		79,811
Letter Agreement [Member]
Debt instrument face amount				$ 153,256					$ 15,485																	$ 25,000											$ 230,000
Maturity date				Jul. 05, 2026
Debt instrument interest rate stated percentage				10.00%																																	10.00%
Maturity term				3 years
Share price | $ / shares				$ 600
Issue of warrants | shares				250
Fair value adjustment of warrants				$ 141,084
Debt instrument maturity date											June 2025
Letter Agreement [Member] | Coventry Enterprises LLC Securities Purchase Agreement [Member]
Settlement of convertible debt																						143,000		143,000
Letter Agreement [Member] | Warrant [Member]
Stock valuation price per share | $ / shares				$ 7,140
Warrant exercise price | $ / shares				$ 600
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Expected Term [Member]
Maturity term				3 years
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Measurement input				4.59																																	4.59
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Price Volatility [Member]
Measurement input				268																																	268
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Measurement input				0																																	0
Securities Purchase Agreement [Member]
Debt instrument face amount																									65,280
Maturity date								Oct. 03, 2020
Amortization of debt discounts																						164,000	$ 196,625	232,700	210,278
Securities Purchase Agreement [Member] | Coventry Enterprises LLC Securities Purchase Agreement [Member]
Debt instrument face amount					$ 125,000	$ 125,000						$ 142,909
Debt instrument interest rate stated percentage					10.00%	10.00%
Settlement of convertible debt												142,979
Interest payable current and non current												$ 70													22,749
Amortization of debt discounts					$ 37,500	$ 37,500
Remaining debt discount					$ 25,000	$ 25,000
Value of shares of common stock in exchange of loans																									561
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member]
Debt instrument face amount											$ 65,280					65,280						65,280		65,280	65,280													$ 65,280	$ 9,600
Maturity date								Oct. 03, 2020
Debt instrument interest rate stated percentage								15.00%
Interest payable current and non current											45,541					52,918						52,918		45,541	35,722													$ 25,930
Remaining debt discount								$ 5,000
Convertible debt											65,280													65,280
Gain on extinguishment of debt																									43,520
Related Party [Member]
Loan payable											71,629					366,029						366,029		71,629					$ 57,639	$ 85,000			$ 71,629
Loan payable									$ 15,485	$ 25,000				$ 9,731	$ 15,000
Loans payable											49,528													49,528	49,314
Interest payable current and non current											15,158					26,662						26,662		15,158
Amortization of debt discounts																11,585						35,271		46,470
Debt remaining											153,256					153,256						153,256		153,256
Remaining debt discount											94,614					59,343						59,343		94,614
Loan payable - long-term - related party, net of discount											$ 58,642					93,913						93,913		$ 58,642
Two Investors [Member] | Debt Exchange Agreement [Member]
Loans payable	$ 86,248
Issue of warrants | shares	30,000
Conversion price per share | $ / shares	$ 10
Value of shares of common stock in exchange of loans	$ 300,000
Debt instrument fair value	$ 300,000
Loss on extinguishment debt conversion																$ 213,752						$ 213,752